DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares	Mar. 31, 2022	Jun. 27, 2022	Dec. 31, 2021	Jan. 19, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value		$ 0.001	$ 0.001
Preferred stock, par value			$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued and outstanding percentage	96.00%
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued and outstanding percentage	100.00%
Series a preferred shares issued in share exchange, shares	9,000,000
Preferred stock, par value	$ 0.001
Shares issued	0.09543
Preferred stock conversion term	Each share of Series A Preferred Stock shall automatically convert into 53.975685 shares (an aggregate of approximately 485,781,300) of the Company’s Common Stock (the “Company Common Stock”) upon filing of an amendment to its Certificate of Incorporation increasing the number of the Company’s authorized common stock so that there are a sufficient number of shares of Company Common Stock authorized but unissued to permit a full conversion of all the Series A Preferred Stock. Upon conversion of the Series A Preferred Stock, the Sellers were expected to hold, in the aggregate, approximately
Bitech Mining Corporation [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired	94,312,250
Common stock, par value	$ 0.001
Share issued and outstanding percentage	100.00%
Bitech Mining Corporation [Member] | Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.001
Bitech Mining Corporation [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired	94,312,250